Provision for Income Taxes - Schedule of Reconciliation of Differences between Statutory and Effective Tax Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Differences between Statutory and Effective Tax Expenses [Abstract]
Income before tax expenses, Amount	$ 330,561	$ 1,152,223	$ 1,120,062
Income taxes computed at Hong Kong Profits Tax rate, Amount	54,543	156,048	184,810
Rate differences in various jurisdictions, Amount	12,167	35,101	322
Tax allowance at the statutory tax rates, Amonut	(8,256)	(13,531)	(7,815)
Tax effect on non-assessable income, Amount	(2,900)	(6,630)	(8,222)
Tax effect of two-tier tax rate, Amount	(21,154)	(42,308)	(42,308)
Valuation allowance for tax losses, Amount	10,626
Others, Amount	(910)	1,818	445
Income taxes	$ 44,116	$ 130,498	$ 127,232
Income taxes computed at Hong Kong Profits Tax rate, Percentage	16.50%	16.50%	16.50%
Rate differences in various jurisdictions, Percentage	3.70%	0.10%	0.00%
Tax allowance at the statutory tax rates, Percentage	(2.50%)	(1.20%)	(0.70%)
Tax effect on non-assessable income, Percentage	(0.90%)	(0.60%)	(0.70%)
Tax effect of two-tier tax rate, Percentage	(6.40%)	(3.70%)	(3.70%)
Valuation allowance for tax losses, Percentage	3.20%	0.00%	0.00%
Others, Percentage	(0.30%)	0.20%	0.00%
Income taxes , Percentage	13.30%	11.30%	11.40%